(13) Accrued Expenses	3 Months Ended
Dec. 31, 2013
Notes
(13) Accrued Expenses

(13)         ACCRUED EXPENSES

Accrued expenses consisted of the following as of December 31, 2013 and September 30, 2013:

	December 31,	September 30,
	2013	2013
Accrued royalties	$ 843,676	$ 714,400
Accrued payroll, taxes and employee benefits	493,623	473,179
Accrued consulting	308,324	317,300
Accrued taxes - foreign and domestic	91,101	262,880
Accrued travel	82,080	50,000
Accrued legal costs	78,070	57,001
Accrued settlement costs	70,000	76,000
Accrued interest	63,793	27,394
Accrued board of directors fees	60,000	68,090
Accrued cellular costs	57,630	55,000
Accrued outside services	39,728	33,022
Accrued warranty and manufacturing costs	30,622	30,622
Accrued other expenses	14,952	15,903
Total accrued expenses	$ 2,233,599	$ 2,180,791